LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
10.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2021	2020
Deferred financing costs, net	$35,987	$44,033
Deferred rent assets	30,647	34,311
Advance payments for construction costs	27,993	59,564
Long-term prepayments	24,978	49,648
Other long-term assets and other	23,677	58,209
Deposits for acquisition of property and equipment	20,332	11,687
Other deposits	11,581	13,984
Input value-added tax, net	1,947	13,172
Long-term casino accounts receivables, net of allowances for credit losses of $14,989 and $16,517	—	—

Long-term prepayments, deposits and other assets	$177,142	$284,608

Input value-added tax, net represents the value-added tax expected to be recoverable from the tax authority in the Philippines mainly connected with the purchase of assets or services for City of Dreams Manila. Certain input value-added tax incurred on purchase of assets of $8,276, nil and $8,648 was considered non-refundable
and, therefore, recognized as property and equipment for the years
ended December 31,
2021, 2020 and
2019
, respectively
. During the years ended December 31, 2021, 2020 and 2019, provisions for input value-added tax expected to be non-recoverable
amounting to $3,023, $5,786 and $3,733, respectively, were recognized in the accompanying consolidated statements of operations.
Long-term casino accounts receivables, net represent receivables from casino customers where settlements are not expected within the next year. Reclassifications to current accounts receivable, net, are made when settlement of such balances are expected to occur within one year.